UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6623

Nuveen California Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         12/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Select Tax-Free Income Portfolio (NXC)
	December 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 4.8%
$ 140	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BB+	$ 135,846
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
940	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Revenue	3/13 at 100.00	A3	942,651
	Bonds, Fresno County Tobacco Funding Corporation, Series 2002, 5.625%, 6/01/23
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
1,065	5.750%, 6/01/47	6/17 at 100.00	BB–	1,012,293
1,885	5.125%, 6/01/47	6/17 at 100.00	BB–	1,631,336
1,095	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BB–	994,753
	Bonds, Series 2007A-2, 5.300%, 6/01/37
5,125	Total Consumer Staples			4,716,879
	Education and Civic Organizations – 3.9%
3,000	California Educational Facilities Authority, Revenue Bonds, Santa Clara University, Series 2008A,	4/18 at 100.00	Aa3	3,422,758
	5.625%, 4/01/37
45	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2005A,	10/15 at 100.00	A3	46,879
	5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
35	5.000%, 11/01/21	11/15 at 100.00	A2	37,890
45	5.000%, 11/01/25	11/15 at 100.00	A2	48,249
250	California Statewide Communitities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB	283,910
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
3,375	Total Education and Civic Organizations			3,839,686
	Health Care – 12.6%
235	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	A+	256,322
	San Diego, Series 2011, 5.250%, 8/15/41
2,550	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	2,785,799
	5.250%, 11/15/46 (UB)
1,500	California Statewide Community Development Authority, Insured Mortgage Hospital Revenue	5/13 at 100.00	A–	1,502,295
	Bonds, Mission Community Hospital, Series 2001, 5.375%, 11/01/26
425	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of	8/17 at 100.00	BBB+	444,125
	Los Angeles, Series 2007, 5.000%, 8/15/47
545	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente	8/16 at 100.00	A+	600,361
	System, Series 2001C, 5.250%, 8/01/31
2,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente	4/17 at 100.00	A+	2,151,000
	System, Series 2007A, 4.750%, 4/01/33
1,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	AA–	1,076,660
	2005A, 5.000%, 11/15/43
540	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	630,083
	2008A, 8.250%, 12/01/38
1,100	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	1,187,120
	6.000%, 11/01/41
670	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	826,814
	7.500%, 12/01/41
800	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 2011,	1/21 at 100.00	A	940,264
	6.500%, 1/01/41
11,365	Total Health Care			12,400,843
	Housing/Multifamily – 0.8%
375	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series	8/20 at 100.00	BBB	415,928
	2010A, 6.400%, 8/15/45
395	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series	8/22 at 100.00	BBB	419,842
	2012A, 5.500%, 8/15/47
770	Total Housing/Multifamily			835,770
	Housing/Single Family – 0.1%
55	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	BBB	57,548
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
	Industrials – 1.2%
1,015	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic	No Opt. Call	BBB	1,147,326
	Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative
	Minimum Tax)
	Tax Obligation/General – 39.4%
750	California State, General Obligation Bonds, Series 2004, 5.000%, 2/01/23	2/14 at 100.00	A1	785,318
1,650	California State, General Obligation Bonds, Various Purpose Series 2009, 5.500%, 11/01/39	11/19 at 100.00	A1	1,916,904
1,965	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	A1	2,208,247
2,000	California State, General Obligation Bonds, Various Purpose Series 2012, 5.250%, 4/01/35	4/22 at 100.00	A1	2,332,040
6,225	Escondido Union High School District, San Diego County, California, General Obligation Refunding	No Opt. Call	Aa2	1,994,428
	Bonds, Series 2009, 0.000%, 8/01/36 – AGM Insured
	Golden West Schools Financing Authority, California, General Obligation Revenue Refunding Bonds,
	School District Program, Series 1999A:
4,650	0.000%, 8/01/16 – NPFG Insured	No Opt. Call	BBB	4,159,656
1,750	0.000%, 2/01/17 – NPFG Insured	No Opt. Call	BBB	1,516,148
2,375	0.000%, 8/01/17 – NPFG Insured	No Opt. Call	BBB	2,017,349
2,345	0.000%, 2/01/18 – NPFG Insured	No Opt. Call	BBB	1,964,453
	Mountain View-Los Altos Union High School District, Santa Clara County, California, General
	Obligation Capital Appreciation Bonds, Series 1995C:
1,015	0.000%, 5/01/17 – NPFG Insured	No Opt. Call	Aa1	956,110
1,080	0.000%, 5/01/18 – NPFG Insured	No Opt. Call	Aa1	991,580
5,500	Poway Unified School District, San Diego County, California, School Facilities Improvement District	No Opt. Call	Aa2	1,026,245
	2007-1 General Obligation Bonds, Series 2011A, 0.000%, 8/01/46
100	Roseville Joint Union High School District, Placer County, California, General Obligation Bonds,	8/15 at 100.00	AA	108,955
	Series 2006B, 5.000%, 8/01/27 – FGIC Insured
3,220	Sacramento City Unified School District, Sacramento County, California, General Obligation Bonds,	7/15 at 100.00	AA–	3,476,117
	Series 2005, 5.000%, 7/01/27 – NPFG Insured
8,075	San Bernardino Community College District, California, General Obligation Bonds, Election of	No Opt. Call	Aa2	1,573,898
	2008 Series 2009B, 0.000%, 8/01/44
1,500	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series	7/13 at 101.00	Aa2	1,550,235
	2003E, 5.250%, 7/01/24 – AGM Insured
26,655	Southwestern Community College District, San Diego County, California, General Obligation Bonds,	No Opt. Call	Aa2	4,907,184
	Election of 2008, Series 2011C, 0.000%, 8/01/46
2,565	Sunnyvale School District, Santa Clara County, California, General Obligation Bonds, Series 2005A,	9/15 at 100.00	AA	2,815,395
	5.000%, 9/01/26 – AGM Insured
4,250	West Hills Community College District, California, General Obligation Bonds, School Facilities	8/31 at 100.00	AA–	2,443,495
	Improvement District 3, 2008 Election Series 2011, 0.000%, 8/01/38 – AGM Insured
77,670	Total Tax Obligation/General			38,743,757
	Tax Obligation/Limited – 24.8%
1,000	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area, Series	10/13 at 100.00	N/R	948,350
	2003, 5.625%, 10/01/33 – RAAI Insured
2,650	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Calipatria	No Opt. Call	A2	2,972,903
	State Prison, Series 1991A, 6.500%, 9/01/17 – NPFG Insured
1,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health, Coalinga	6/14 at 100.00	A2	1,056,810
	State Hospital, Series 2004A, 5.500%, 6/01/23
1,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009-I,	11/19 at 100.00	A2	1,805,985
	6.375%, 11/01/34
120	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	BBB	124,044
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
360	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A–	365,285
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
2,000	Escondido Joint Powers Financing Authority, California, Lease Revenue Bonds, Water System	3/22 at 100.00	AA–	2,237,580
	Financing, Series 2012, 5.000%, 9/01/41
1,000	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	10/15 at 100.00	A	1,026,650
	Redevelopment Project, Series 2005A, 5.000%, 10/01/32 – AMBAC Insured
270	Fontana Redevelopment Agency, California, Jurupa Hills Redevelopment Project, Tax Allocation	4/13 at 100.00	A–	270,953
	Refunding Bonds, 1997 Series A, 5.500%, 10/01/27
250	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	257,635
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/23 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
55	5.000%, 9/01/26	9/16 at 100.00	N/R	56,725
130	5.125%, 9/01/36	9/16 at 100.00	N/R	132,798
215	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester	9/15 at 100.00	A1	224,219
	Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
135	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	168,294
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
280	Norco Redevelopment Agency, California, Tax Allocation Bonds, Project Area 1, Refunding, School	3/14 at 100.00	N/R	280,924
	District Pass-Through, Series 2004, 5.000%, 3/01/32 – RAAI Insured
50	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	58,505
	Project, Series 2011, 6.750%, 9/01/40
1,300	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera Ranch,	8/13 at 100.00	N/R	1,310,036
	Series 2004A, 5.625%, 8/15/34
	Perris Union High School District Financing Authority, Riverside County, California, Revenue Bonds,
	Series 2011:
50	6.000%, 9/01/33	3/13 at 103.00	N/R	51,587
100	6.125%, 9/01/41	3/13 at 103.00	N/R	103,153
415	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	454,126
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
160	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A,	9/21 at 100.00	BBB+	184,250
	5.750%, 9/01/30
105	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	106,206
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
30	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	34,205
	Area, Series 2011B, 6.500%, 10/01/25
130	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%, 8/01/25 –	8/13 at 100.00	AA–	132,465
	AMBAC Insured
605	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	A1	700,136
	5.400%, 11/01/20 – NPFG Insured
1,365	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	4/22 at 100.00	AAA	1,572,712
	Series 2012A, 5.000%, 4/01/42
25	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission	2/21 at 100.00	A–	29,641
	Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
25	7.000%, 8/01/33	2/21 at 100.00	BBB	29,332
30	7.000%, 8/01/41	2/21 at 100.00	BBB	34,726
615	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	628,093
	Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured
3,000	San Mateo County Transit District, California, Sales Tax Revenue Bonds, Series 2005A, 5.000%,	6/15 at 100.00	AA	3,307,350
	6/01/21 – NPFG Insured
1,000	Santa Clara County Board of Education, California, Certificates of Participation, Series 2002,	4/13 at 100.00	BBB	1,002,130
	5.000%, 4/01/25 – NPFG Insured
1,000	Santa Clara Valley Transportation Authority, California, Sales Tax Revenue Bonds, Series 2007A,	4/17 at 100.00	AA+	1,118,150
	5.000%, 4/01/36 – AMBAC Insured
40	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	44,577
	7.000%, 10/01/26
1,000	Travis Unified School District, Solano County, California, Certificates of Participation, Series 2006,	9/16 at 100.00	N/R	1,023,790
	5.000%, 9/01/26 – FGIC Insured

360	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011,	3/21 at 100.00	BBB+	411,736
	7.500%, 9/01/39
70	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	83,812
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32
22,440	Total Tax Obligation/Limited			24,349,873
	Transportation – 1.2%
1,150	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A,	7/13 at 100.00	BBB–	1,149,920
	5.000%, 1/01/35
	U.S. Guaranteed – 1.6% (4)
800	California State, General Obligation Bonds, Series 2004, 5.125%, 2/01/27 (Pre-refunded 2/01/14)	2/14 at 100.00	AAA	842,032
500	California Statewide Community Development Authority, Hospital Revenue Bonds, Monterey	6/13 at 100.00	AA– (4)	510,310
	Peninsula Hospital, Series 2003B, 5.250%, 6/01/18 (Pre-refunded 6/01/13) – AGM Insured
225	San Mateo Union High School District, San Mateo County, California, Certificates of Participation,	12/17 at 100.00	AA– (4)	270,932
	Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured
1,525	Total U.S. Guaranteed			1,623,274
	Utilities – 6.6%
1,000	Imperial Irrigation District, California, Electric System Revenue Bonds, Refunding Series 2011A,	11/20 at 100.00	AA–	1,144,410
	5.500%, 11/01/41
645	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	759,146
	2007A, 5.500%, 11/15/37
200	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AA–	204,718
	2003A-2, 5.000%, 7/01/21 – NPFG Insured
7,600	Merced Irrigation District, California, Certificates of Participation, Water and Hydroelectric	9/16 at 64.56	A	4,164,038
	Series 2008B, 0.000%, 9/01/23
215	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	221,489
	9/01/31 – SYNCORA GTY Insured
9,660	Total Utilities			6,493,801
	Water and Sewer – 3.9%
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon
	Resources Channelside Desalination Project, Series 2012:
535	5.000%, 7/01/37 (WI/DD, Settling 1/02/13) (Alternative Minimum Tax)	No Opt. Call	Baa3	547,391
1,000	5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	1,007,900
150	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	163,460
	5.000%, 4/01/36 – NPFG Insured
250	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AA	275,788
	2006, 5.000%, 12/01/31 – FGIC Insured
825	South Feather Water and Power Agency, California, Water Revenue Certificates of Participation,	4/13 at 100.00	A	828,944
	Solar Photovoltaic Project, Series 2003, 5.375%, 4/01/24
1,000	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems Project,	7/13 at 100.00	A+	1,006,730
	Series 2003, 5.625%, 7/01/43
3,760	Total Water and Sewer			3,830,213
$ 137,910	Total Investments (cost $87,686,304) – 100.9%			99,188,890
	Floating Rate Obligations – (1.6)%			(1,540,000)
	Other Assets Less Liabilities – 0.7%			660,225
	Net Assets – 100%			$ 98,309,115

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$99,188,890	$ —	$99,188,890

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2012, the cost of investments was $86,125,136.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2012, were as follows:

Gross unrealized:
Appreciation	$11,699,129
Depreciation	(180,387)
Net unrealized appreciation (depreciation) of investments	$11,518,742

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Select Tax-Free Income Portfolio

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         March 1, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         March 1, 2013